UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06650

Lord Abbett Research Fund, Inc.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	8/31/2005

Item 1:                                  Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2005

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 96.49%

COMMON STOCKS 68.16%

Auto Components 1.67%
Dana Corp.	1,247	$16,779,236

Chemicals 7.66%
Chemtura Corp.	955	16,391,232
Dow Chemical Co. (The)	333	14,385,600
Eastman Chemical Co.	426	20,420,829
Monsanto Co.	255	16,253,664
Mosaic Co. (The)*	585	9,442,905
Total		76,894,230

Commercial Services & Supplies 4.12%
R.R. Donnelley & Sons Co.	555	20,738,536
ServiceMaster Co.	1,503	20,645,724
Total		41,384,260

Communications Equipment 0.68%
Avaya, Inc.*	667	6,806,868

Containers & Packaging 0.96%
Ball Corp.	258	9,662,576

Diversified Telecommunication Services 4.90%
PanAmSat Holding Corp.	1,128	27,094,560
SBC Communications, Inc.	918	22,110,256
Total		49,204,816

Electric Utilities 5.84%
Ameren Corp.	364	19,972,548
Northeast Utilities	982	19,559,448
Puget Energy, Inc.	839	19,113,138
Total		58,645,134

Energy Equipment & Services 3.33%
GlobalSantaFe Corp.	231	10,829,280
Halliburton Co.	364	22,557,080
Total		33,386,360

See Notes to Schedule of Investments.

	Shares
Investments	(000)	Value
Food & Staples Retailing 0.96%
Albertson’s, Inc.	481	$9,686,556

Food Products 3.50%
H.J. Heinz Co.	557	20,018,216
Kellogg Co.	334	15,149,286
Total		35,167,502

Gas Utilities 2.02%
NiSource, Inc.	839	20,255,874

Hotels, Restaurants & Leisure 1.17%
McDonald’s Corp.	361	11,714,450

Household Durables 5.49%
Newell Rubbermaid, Inc.	786	18,406,608
Snap-on Inc.	401	14,224,850
Tupperware Corp.	1,027	22,518,416
Total		55,149,874

Industrial Conglomerates 0.88%
Hubbell, Inc.	195	8,818,520

Insurance 5.40%
ACE Ltd.(a)	182	8,082,620
Allstate Corp.	66	3,704,239
Lincoln National Corp.	207	10,265,130
Max Re Capital Ltd.(a)	64	1,480,556
PartnerRe Ltd.(a)	112	6,822,680
Safeco Corp.	228	11,893,134
XL Capital Ltd. Class A (a)	173	12,002,650
Total		54,251,009

Leisure Equipment & Products 0.45%
Foot Locker, Inc.	208	4,538,352

Machinery 3.07%
CNH Global N.V.(a)	77	1,670,323
Cummins, Inc.	129	11,189,218

See Notes to Schedule of Investments.

	Shares
Investments	(000)	Value
Ingersoll-Rand Co. Ltd. Class A(a)	62	$4,944,402
Timken Co. (The)	444	13,028,532
Total		30,832,475

Media 1.45%
Clear Channel Communications, Inc.	436	14,535,450

Metals & Mining 0.13%
Metal Management, Inc.	52	1,278,900

Multi-Line Retail 0.94%
Federated Department Stores, Inc.	137	9,469,440

Oil & Gas 2.42%
Chevron Corp.	312	19,181,360
EOG Resources, Inc.	80	5,074,485
Total		24,255,845

Paper & Forest Products 3.03%
Georgia-Pacific Corp.	472	15,156,107
MeadWestvaco Corp.	525	15,212,147
Total		30,368,254

Pharmaceuticals 2.29%
Bristol-Myers Squibb Co.	800	19,580,894
Mylan Laboratories, Inc.	184	3,381,921
Total		22,962,815

Real Estate Investment Trusts 2.97%
Health Care Property Investors, Inc.	529	14,362,062
Healthcare Realty Trust, Inc.	400	15,460,650
Total		29,822,712

Specialty Retail 1.04%
OfficeMax, Inc.	354	10,448,880

Trading Companies & Distributors 1.79%
Genuine Parts Co.	391	17,938,530
Total Common Stocks (cost $611,188,312)		684,258,918

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
CONVERTIBLE NOTES & BONDS 3.83%

Aerospace & Defense 0.38%
Alliant Techsystems, Inc.	2.75%	2/15/2024	$1,250	$1,364,063
Armor Holdings, Inc.	2.00%	11/1/2024	2,500	2,493,750
Total				3,857,813

Biotechnology 0.29%
Fisher Scientific Int’l., Inc.	2.50%	10/1/2023	2,000	2,927,500

Commercial Services & Supplies 0.31%
DST Systems, Inc.	4.125%	8/15/2023	2,500	3,137,500

Computers & Peripherals 0.16%
EMC Corp.	4.50%	4/1/2007	1,500	1,578,750

Hotels, Restaurants & Leisure 0.51%
Hilton Hotels Corp.	3.375%	4/15/2023	3,000	3,487,500
International Game Technology	Zero Coupon	1/29/2033	2,500	1,615,625
Total				5,103,125

Machinery 0.27%
AGCO Corp.	1.75%	12/31/2033	2,500	2,687,500

Media 0.26%
Liberty Media Corp. Class A	3.25%	3/15/2031	2,500	1,981,250
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	750	653,437
Total				2,634,687

Metals & Mining 0.79%
Placer Dome, Inc.(a)	2.75%	10/15/2023	7,500	7,884,375

Oil & Gas 0.47%
Hanover Compressor Co.	4.75%	1/15/2014	4,000	4,755,000

Pharmaceuticals 0.15%
Watson Pharmaceuticals, Inc.	1.75%	3/15/2023	1,500	1,481,250

Semiconductors & Semiconductor Equipment 0.14%
Cypress Semiconductor Corp.	1.25%	6/15/2008	525	628,688
LSI Logic Corp.	4.00%	5/15/2010	750	785,625
Total				1,414,313

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Software 0.10%
Mentor Graphics Corp.	6.875%	6/15/2007	$1,000	$992,500
Total Convertible Notes & Bonds (cost $38,246,204)				38,454,313

		Shares
		(000)
CONVERTIBLE PREFERRED STOCKS 2.63%

Electric Utilities 0.77%
CMS Energy Corp.	4.50%	70	6,063,750
FPL Group, Inc.	8.00%	25	1,613,500
Total			7,677,250

Food & Staples Retailing 0.27%
Albertson’s, Inc.	7.25%	125	2,745,000

Insurance 1.05%
Chubb Corp. (The)	7.00%	75	2,376,000
Fortis Insurance N.V.+(a)	7.75%	283	3,120,075
XL Capital Ltd. Class A(a)	6.50%	220	5,051,200
Total			10,547,275

Media 0.54%
Emmis Communications Corp.	6.25%	35	1,614,375
Interpublic Group of Cos., Inc. (The)	5.375%	85	3,795,250
Total			5,409,625
Total Convertible Preferred Stocks (cost $24,101,310)			26,379,150

			Principal
			Amount
			(000)
GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 5.09%

Federal National Mortgage Assoc.	5.50%	11/1/2034	$8,921	9,018,226
Federal National Mortgage Assoc.	6.00%	3/1/2033	4,550	4,663,300
Federal National Mortgage Assoc.	6.00%	5/1/2033	1,033	1,058,973
Federal National Mortgage Assoc.	6.00%	2/1/2034	4,507	4,619,179
Federal National Mortgage Assoc.	6.00%	8/1/2034	5,780	5,923,639
Federal National Mortgage Assoc.	6.00%	9/1/2034	2,711	2,776,718

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Federal National Mortgage Assoc.	6.00%	11/1/2034	$9,245	$9,467,713
Federal National Mortgage Assoc.	6.00%	1/1/2035	13,222	13,539,850
Total Government Sponsored Enterprises Pass-Throughs (cost $51,164,176)				51,067,598

HIGH YIELD CORPORATE NOTES & BONDS 12.95%

Auto Components 0.46%
Accuride Corp.	8.50%	2/1/2015	875	914,375
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	2,500	2,287,500
Stanadyne Corp.	10.00%	8/15/2014	1,375	1,390,469
Total				4,592,344

Chemicals 0.72%
Airgas, Inc.	6.25%	7/15/2014	1,500	1,530,000
Crompton Corp.	9.875%	8/1/2012	2,000	2,315,000
Equistar Chemicals, L.P.	7.55%	2/15/2026	2,450	2,315,250
Nalco Co.	8.875%	11/15/2013	1,000	1,081,250
Total				7,241,500

Commercial Services & Supplies 0.19%
Iron Mountain, Inc.	6.625%	1/1/2016	2,000	1,905,000

Consumer Finance 1.05%
Ford Motor Credit Co.	7.375%	10/28/2009	4,800	4,783,987
General Motors Acceptance Corp.	7.25%	3/2/2011	6,000	5,797,968
Total				10,581,955

Containers & Packaging 0.84%
Crown Cork & Seal, Inc.	7.375%	12/15/2026	3,500	3,465,000
Graham Packaging Co., Inc.	9.875%	10/15/2014	1,500	1,560,000
Rayovac Corp.	8.50%	10/1/2013	1,500	1,552,500
Stone Container Finance Co. of Canada II(a)	7.375%	7/15/2014	2,000	1,895,000
Total				8,472,500

Diversified Telecommunication Services 1.56%
Cincinnati Bell, Inc.	7.00%	2/15/2015	6,500	6,402,500
Lucent Technologies Inc.	6.50%	1/15/2028	2,450	2,156,000

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Qwest Capital Funding, Inc.	7.90%	8/15/2010	$5,000	$5,037,500
Syniverse Technologies Inc.+	7.75%	8/15/2013	2,000	2,050,000
Total				15,646,000

Energy Equipment & Services 0.50%
Dynegy Holdings, Inc.	6.875%	4/1/2011	2,500	2,487,500
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	2,500	2,515,625
Total				5,003,125

Food & Staples Retailing 0.46%
Rite Aid Corp.	8.125%	5/1/2010	2,000	2,045,000
Stater Brothers Holdings Inc.	8.125%	6/15/2012	2,500	2,550,000
Total				4,595,000

Food Products 0.19%
Chiquita Brands Int’l., Inc.	7.50%	11/1/2014	1,925	1,857,625

Gas Utilities 0.85%
El Paso Corp.	7.00%	5/15/2011	8,500	8,563,750

Healthcare Providers & Services 0.85%
AmeriPath, Inc.	10.50%	4/1/2013	1,000	1,075,000
DaVita, Inc.+	7.25%	3/15/2015	1,500	1,531,875
National Nephrology Assoc., Inc.+	9.00%	11/1/2011	150	168,000
Tenet Healthcare Corp.+	9.25%	2/1/2015	3,500	3,622,500
Tenet Healthcare Corp.	9.875%	7/1/2014	2,000	2,140,000
Total				8,537,375

Hotels, Restaurants & Leisure 0.78%
Hard Rock Hotel, Inc.	8.875%	6/1/2013	1,000	1,090,000
LCE Acquisition Corp.+	9.00%	8/1/2014	2,000	1,975,000
River Rock Entertainment Authority	9.75%	11/1/2011	1,700	1,874,250
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	3,000	2,932,500
Total				7,871,750

Industrial Conglomerates 0.37%
Allied Waste North America, Inc.	6.125%	2/15/2014	3,000	2,812,500
Park-Ohio Industries Inc.	8.375%	11/15/2014	1,000	941,250
Total				3,753,750

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Internet Software & Services 0.04%
Affinia Group Inc.+	9.00%	11/30/2014	$450	$373,500

IT Services 0.34%
SunGard Data Systems Inc.+	9.125%	8/15/2013	3,225	3,402,375

Media 0.99%
Century Communications Corp.(b)	9.50%	3/1/2005	1,000	1,087,500
Gaylord Entertainment Co.	8.00%	11/15/2013	2,875	3,061,875
Mediacom Broadband LLC/Corp.+	8.50%	10/15/2015	3,500	3,482,500
Mediacom Communications Corp.	9.50%	1/15/2013	2,250	2,300,625
Total				9,932,500

Metals & Mining 0.32%
Allegheny Ludlum Corp.	6.95%	12/15/2025	2,000	1,940,000
Novelis, Inc.+(a)	7.25%	2/15/2015	1,250	1,259,375
Total				3,199,375

Oil & Gas 0.33%
EXCO Resources, Inc.	7.25%	1/15/2011	1,500	1,552,500
Foundation PA Coal Co.	7.25%	8/1/2014	1,000	1,056,250
Kerr-McGee Corp.	6.95%	7/1/2024	675	731,009
Total				3,339,759

Paper & Forest Products 0.45%
Boise Cascade Holdings, LLC	7.125%	10/15/2014	1,000	977,500
Bowater, Inc.	6.50%	6/15/2013	2,175	2,093,438
Buckeye Technologies, Inc.	8.00%	10/15/2010	1,500	1,470,000
Total				4,540,938

Pharmaceuticals 0.71%
Jean Coutu Group (PJC), Inc. (The)(a)	8.50%	8/1/2014	1,200	1,236,000
Mylan Laboratories, Inc.+	6.375%	8/15/2015	1,875	1,886,719
Warner Chilcott Corp.+	8.75%	2/1/2015	4,000	3,980,000
Total				7,102,719

Real Estate 0.50%
Host Marriott L.P.	6.375%	3/15/2015	5,000	4,981,250

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Textiles & Apparel 0.32%
Elizabeth Arden, Inc.	7.75%	1/15/2014	$1,500	$1,586,250
INVISTA+	9.25%	5/1/2012	1,500	1,657,500
Total				3,243,750

Wireless Telecommunication Services 0.13%
Nextel Partners, Inc.	8.125%	7/1/2011	1,200	1,309,500
Total High Yield Corporate Notes & Bonds (cost $127,743,149)				130,047,340

U.S. TREASURY OBLIGATIONS 3.83%
U.S. Treasury Note	4.375%	5/15/2007	25,000	25,236,350
U.S. Treasury Note	5.00%	2/15/2011	12,500	13,192,388
Total U.S. Treasury Obligations (cost $38,498,954)				38,428,738
Total Long-Term Investments (cost $890,942,105)				968,636,057

SHORT-TERM INVESTMENT 3.06%

Repurchase Agreement 3.06%

Repurchase Agreement dated 8/31/2005, 2.93% due 9/1/2005 with State Street Bank & Trust Co. collateralized by $11,815,000 of Federal Home Loan Bank at 3.845% due 2/22/2008 and $18,065,000 of Federal Home Loan Mortgage Corp. at 3.625% due 2/15/2008 and $1,745,000 of Federal National Mortgage Assoc. at 4.20% due 3/24/2008; value: $31,368,544; proceeds: $30,753,129 (cost $30,750,626)			30,751	30,750,626
Total Investments in Securities 99.55% (cost $921,692,731)				999,386,683
Other Assets in Excess of Liabilities 0.45%				4,495,462
Net Assets 100.00%				$1,003,882,145

*	Non-income producing security.
+	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Defaulted security. Maturity date shown represents original maturity date.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND   August 31, 2005

		Value
Investments	Shares	(000)
COMMON STOCKS 91.90%

Aerospace 0.86%
Rockwell Collins, Inc.	150,700	$7,253

Agriculture, Fishing & Ranching 1.28%
Monsanto Co.	169,100	10,795

Banks 0.75%
Lazard Ltd. Class A(a)	247,000	6,279

Banks: Outside New York City 1.68%
Investors Financial Services Corp.	209,200	7,347
North Fork Bancorp Inc.	156,700	4,308
SVB Financial Group*	52,600	2,474
Total		14,129

Biotechnology Research & Production 4.24%
Celgene Corp.*	85,200	4,277
Cephalon, Inc.*	90,500	3,667
Genzyme Corp.*	94,800	6,747
ImClone Systems Inc.*	160,000	5,235
Invitrogen Corp.*	145,900	12,362
OSI Pharmaceuticals, Inc.*	105,900	3,474
Total		35,762

Cable Television Services 1.11%
EchoStar Communications Corp.
Class A	313,500	9,383

Casinos & Gambling 0.25%
Scientific Games Corp. Class A*	70,600	2,128

Chemicals 2.00%
Ecolab Inc.	216,900	7,158
Rohm & Haas Co.	223,300	9,693
Total		16,851

Communications Technology 4.80%
Avaya, Inc.*	834,400	8,511
Comverse Technology, Inc.*	208,500	5,375
Juniper Networks, Inc.*	286,200	6,508
Lucent Technologies, Inc.*	1,497,600	4,613
McAfee, Inc.*	226,900	$6,955
Symbol Technologies, Inc.	236,600	2,172
Tibco Software, Inc.*	832,100	6,357
Total		40,491

Computer Services, Software & Systems 6.75%
Amdocs Ltd.*(a)	439,900	12,911
CACI Int’l. Inc. Class A*	188,100	11,782
Cognos Inc.*(a)	159,200	5,749
Computer Sciences Corp.*	218,400	9,730
Hyperion Solutions Corp.*	133,000	5,768
Informatica Corp.*	515,900	5,891
Symantec Corp.*	241,927	5,076
Total		56,907

Consumer Electronics 1.19%
Take-Two Interactive Software, Inc.*	158,250	3,766
VeriSign Inc.*	285,900	6,233
Total		9,999

Consumer Products 0.34%
Alberto-Culver Co.	67,500	2,899

Diversified Financial Services 1.24%
CIT Group, Inc.	231,600	10,487

Diversified Production 1.24%
Danaher Corp.	195,100	10,450

Drug & Grocery Store Chains 0.92%
Safeway, Inc.	324,900	7,710

Drugs & Pharmaceuticals 2.95%
Barr Pharmaceuticals, Inc.*	55,400	2,527
Endo Pharmaceuticals Holdings Inc.*	405,400	12,162
IVAX Corp.*	85,050	2,203
Medicines Co. (The)*	112,705	2,493
MedImmune, Inc.*	58,725	1,757
Sepracor Inc.*	73,900	3,710
Total		24,852

Education Services 1.46%
Career Education Corp.*	171,679	6,730

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Corinthian Colleges, Inc.*	98,100	$1,244
Education Management Corp.*	128,000	4,335
Total		12,309

Electronics: Semiconductors/Components 4.37%
Agere Systems Inc.*	491,700	5,566
Broadcom Corp. Class A*	161,800	7,038
Microchip Technology, Inc.	307,100	9,557
National Semiconductor Corp.	234,000	5,834
Xilinx, Inc.	313,100	8,795
Total		36,790

Engineering & Contracting Services 2.07%
Dycom Industries, Inc.*	146,200	2,591
Jacobs Engineering Group, Inc.*	238,400	14,876
Total		17,467

Fertilizers 1.11%
Potash Corp. of Saskatchewan, Inc.(a)	85,300	9,389

Financial Data Processing Services & Systems 1.54%
Alliance Data Systems Corp.*	308,800	12,991

Financial Miscellaneous 1.01%
Providian Financial Corp.*	459,200	8,541

Health & Personal Care 1.59%
Lincare Holdings, Inc.*	155,600	6,588
Omnicare, Inc.	128,900	6,774
Total		13,362

Healthcare Facilities 0.34%
DaVita, Inc.*	62,300	2,860

Healthcare Management Services 4.21%
Caremark Rx, Inc.*	149,500	6,986
Cerner Corp.*	35,400	2,788
Community Health Systems, Inc.*	398,500	14,677
PacifiCare Health Systems, Inc.*	145,900	10,998
Total		35,449

Hotel/Motel 1.41%
Hilton Hotels Corp.	513,200	$11,891

Insurance: Property-Casualty 0.93%
AXIS Capital Holdings Ltd.(a)	278,500	7,868

Investment Management Companies 0.51%
Affiliated Managers Group, Inc.*	59,350	4,309

Leisure Time 2.27%
Penn National Gaming, Inc.*	266,909	9,096
Royal Caribbean Cruises Ltd.	235,800	10,074
Total		19,170

Machinery: Oil Well Equipment & Services 5.12%
Cooper Cameron Corp.*	137,600	9,928
Halliburton Co.	325,500	20,171
Noble Corp.	30,400	2,168
Weatherford Int’l., Ltd.*	161,000	10,901
Total		43,168

Manufacturing 1.62%
Ingersoll-Rand Co., Ltd. Class A(a)	171,000	13,615

Medical & Dental Instruments & Supplies 2.65%
Boston Scientific Corp.*	165,400	4,446
Cooper Cos., Inc. (The)	63,300	4,341
C.R. Bard, Inc.	106,300	6,838
Kinetic Concepts, Inc.*	121,900	6,680
Total		22,305

Medical Services 0.26%
Covance, Inc.*	42,500	2,223

Metal Fabricating 1.13%
Timken Co. (The)	325,500	9,560

Multi-Sector Companies 1.24%
ITT Industries, Inc.	95,500	10,421

Oil: Crude Producers 0.88%
XTO Energy, Inc.	185,400	7,379

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Pollution Control & Environmental Services 1.16%
Headwaters, Inc.*	254,774	$9,809

Radio & TV Broadcasters 2.22%
Univision Communications,
Inc. Class A*	367,000	9,872
Westwood One, Inc.	435,800	8,860
Total		18,732

Rental & Leasing Services: Commercial 0.83%
United Rentals, Inc.*	387,300	6,991

Restaurants 1.29%
Cheesecake Factory, Inc. (The)*	222,500	7,047
Panera Bread Co. Class A*	68,000	3,790
Total		10,837

Retail 6.67%
Abercrombie & Fitch Co. Class A	94,600	5,261
Advance Auto Parts, Inc.*	166,900	10,169
American Eagle Outfitters, Inc	148,300	4,246
Dollar General Corp.	110,600	2,108
Dollar Tree Stores, Inc.*	177,600	4,044
Fisher Scientific Int’l., Inc.*	210,300	13,560
MSC Industrial Direct Co.,
Inc. Class A	271,900	9,516
PETCO Animal Supplies, Inc.*	331,150	7,325
Total		56,229

Securities Brokerage & Services 0.78%
Legg Mason, Inc.	48,400	5,059
Refco Inc.*	52,900	1,479
Total		6,538

Services: Commercial 5.70%
Expedia, Inc.*	262,127	5,835
FTI Consulting, Inc.*	133,310	3,319
IAC/InterActive Corp.*	335,528	8,237
Iron Mountain, Inc.*	418,650	14,439
Monster Worldwide Inc.*	303,900	9,494
Robert Half Int’l., Inc.	199,400	6,716
Total		48,040

Shipping 1.14%
UTi Worldwide, Inc.(a)	126,800	$9,568

Steel 0.57%
Nucor Corp.	85,400	4,823

Truckers 1.59%
Heartland Express, Inc.	233,550	4,652
Landstar System, Inc.	240,918	8,750
Total		13,402

Utilities: Cable TV & Radio 1.05%
Cablevision Systems Corp. Class A*	283,100	8,833

Utilities: Telecommunications 1.02%
Nextel Partners, Inc. Class A*	327,500	8,594

Wholesalers 0.56%
Prestige Brands Holdings, Inc.*	368,300	4,740

Total Common Stocks (cost $664,794,029)		774,578

See Notes to Schedule of Investments.

3

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 7.27%

Repurchase Agreement 7.27%
Repurchase Agreement dated 8/31/2005, 2.93% due 9/1/2005 with State Street Bank & Trust Co. collateralized by $61,140,000 of Federal Home Loan Mortgage Corp. at 2.00% due 3/5/2019; value: $62,515,650; proceeds: $61,291,454 (cost $61,286,466)	$61,286	$61,286

Total Investments in Securities 99.17% (cost $726,080,495)		835,864
Other Assets in Excess of Liabilities 0.83%		7,001
Net Assets 100.00%		$842,865

*   Non-income producing security.

(a) Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - LARGE-CAP CORE FUND  August 31, 2005

		Value
Investments	Shares	(000)
COMMON STOCKS 94.63%

Aerospace & Defense 2.86%
General Dynamics Corp.	90,177	$10,333
Honeywell Int’l., Inc.	111,900	4,284
Raytheon Co.	172,800	6,777
Total		21,394

Air Freight & Couriers 0.83%
United Parcel Service, Inc. Class B	87,200	6,182

Beverages 3.15%
Coca-Cola Co. (The)	82,400	3,626
Diageo plc ADR	122,836	7,089
PepsiCo, Inc.	234,900	12,884
Total		23,599

Biotechnology 5.20%
Celgene Corp.*	198,714	9,976
Charles River Laboratories Int’l, Inc.*	185,100	9,407
Genzyme Corp.*	102,000	7,259
Gilead Sciences, Inc.*	203,100	8,733
MedImmune, Inc.*	116,600	3,490
Total		38,865

Chemicals 3.42%
E.I. du Pont de Nemours & Co.	111,114	4,397
Monsanto Co.	167,109	10,668
Potash Corp. of Saskatchewan, Inc.(a)	34,900	3,841
Praxair, Inc.	138,300	6,680
Total		25,586

Commercial Banks 2.83%
Bank of America Corp.	179,348	7,717
Bank of New York Co., Inc. (The)	174,600	5,338
Wachovia Corp.	99,000	4,912
Wells Fargo & Co.	53,900	3,214
Total		21,181

Commercial Services & Supplies 0.89%
Waste Management, Inc.	242,500	6,652

Communications Equipment 3.59%
Corning Inc.*	450,500	$8,992
Motorola, Inc.	616,800	13,496
QUALCOMM, Inc.	109,700	4,356
Total		26,844

Computers & Peripherals 2.43%
Dell, Inc.*	134,200	4,777
EMC Corp.*	145,000	1,865
Hewlett-Packard Co.	280,400	7,784
Int’l Business Machines Corp.	46,300	3,733
Total		18,159

Construction & Engineering 1.23%
Fluor Corp.	148,600	9,200

Diversified Financials 1.69%
American Express Co.	45,200	2,497
Citigroup, Inc.	121,400	5,313
Federal Home Loan Mortgage Corp.	23,400	1,413
JPMorgan Chase & Co.	100,228	3,397
Total		12,620

Diversified Telecommunication Services 2.45%
SBC Communications, Inc.	340,900	8,209
Sprint Nextel Corp.	165,790	4,299
Verizon Communications, Inc.	178,400	5,835
Total		18,343

Electric Utilities 2.45%
Ameren Corp.	59,800	3,285
PG&E Corp.	134,517	5,047
Progress Energy, Inc.	118,500	5,166
Southern Co.	140,300	4,826
Total		18,324

Electrical Equipment 0.78%
Emerson Electric Co.	87,000	5,853

Energy Equipment & Services 2.60%
Baker Hughes, Inc.	143,543	8,433
Schlumberger Ltd.(a)	127,500	10,994
Total		19,427

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Food & Staples Retailing 2.63%
CVS Corp.	357,300	$10,494
Kroger Co. (The)*	291,900	5,762
Walgreen Co.	73,200	3,391
Total		19,647

Food Products 3.23%
Campbell Soup Co.	305,495	8,981
H.J. Heinz Co.	103,200	3,707
Kraft Foods, Inc. Class A	369,800	11,464
Total		24,152

Healthcare Equipment & Supplies 4.43%
Baxter Int’l. Inc.	282,887	11,409
Medtronic, Inc.	229,300	13,070
Zimmer Holdings, Inc.*	104,800	8,611
Total		33,090

Healthcare Providers & Services 3.19%
CIGNA Corp.	53,180	6,133
PacifiCare Health Systems, Inc.*	64,500	4,862
UnitedHealth Group, Inc.	69,000	3,554
WellPoint, Inc.*	124,800	9,266
Total		23,815

Household Products 4.82%
Clorox Co. (The)	91,000	5,239
Colgate-Palmolive Co.	216,800	11,382
Kimberly-Clark Corp.	79,300	4,942
Procter & Gamble Co. (The)	261,100	14,486
Total		36,049

Industrial Conglomerates 3.03%
General Electric Co.	673,200	22,626

Insurance 2.73%
Aflac, Inc.	78,100	3,375
American Int’l. Group, Inc.	140,992	8,347
Hartford Financial Services Group, Inc. (The)	118,900	8,686
Total		20,408

Internet Software & Services 1.35%
Automatic Data Processing, Inc.	236,500	$10,110

Machinery 2.96%
Caterpillar Inc.	109,800	6,093
Deere & Co.	128,400	8,395
Parker Hannifin Corp.	118,600	7,642
Total		22,130

Media 2.88%
Comcast Corp. Class A*	310,207	9,362
Viacom, Inc. Class B	108,250	3,680
Walt Disney Co. (The)	338,353	8,523
Total		21,565

Metals & Mining 1.60%
Barrick Gold Corp.(a)	134,900	3,537
Newmont Mining Corp.	212,400	8,407
Total		11,944

Multi-Line Retail 1.10%
Wal-Mart Stores, Inc.	182,800	8,219

Oil & Gas 4.23%
Chevron Corp.	151,100	9,277
ConocoPhillips	64,500	4,253
Exxon Mobil Corp.	301,615	18,067
Total		31,597

Paper & Forest Products 0.47%
International Paper Co.	114,100	3,520

Personal Products 1.11%
Gillette Co. (The)	154,700	8,334

Pharmaceuticals 12.23%
Abbott Laboratories	242,800	10,957
Bristol-Myers Squibb Co.	318,700	7,798
GlaxoSmithKline plc ADR	159,500	7,771
ImClone Systems, Inc.*	280,100	9,165
Johnson & Johnson	204,900	12,989
Novartis AG ADR	263,626	12,852
Pfizer, Inc.	619,700	15,784

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Wyeth	308,600	$14,131
Total		91,447

Road & Rail 0.67%
Union Pacific Corp.	73,300	5,004

Semiconductor Equipment & Products 1.61%
Intel Corp.	264,500	6,803
Texas Instruments Inc.	160,400	5,242
Total		12,045

Software 2.78%
Microsoft Corp.	656,500	17,988
Oracle Corp.*	217,900	2,826
Total		20,814

Textiles & Apparel 1.18%
NIKE, Inc. Class B	111,600	8,806

Total Common Stocks (cost $644,328,882)		707,551

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 4.94%

Repurchase Agreement 4.94%
Repurchase Agreement dated 8/31/2005, 2.93% due 9/1/2005 with State Street Bank & Trust Co. collateralized by $36,580,000 of Federal Home Loan Bank at 4.50% due 9/16/2013; value: $37,677,400; proceeds: $36,939,907 (cost $36,936,901)	$36,937	36,937

Total Investments in Securities 99.57% (cost $681,265,783)		744,488
Other Assets in Excess of Liabilities 0.43%		3,218
Net Assets 100.00%		$747,706

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE FUND August 31, 2005

		Value
Investments	Shares	(000)
COMMON STOCKS 92.93%

Aerospace 3.05%
Curtiss-Wright Corp.	598,800	$38,659
Moog, Inc. Class A*	695,437	21,913
Teledyne Technologies Inc.*	443,080	17,116
Total		77,688

Air Transportation 3.58%
AAR Corp.*	1,298,200	22,848
AMR Corp.*	1,090,000	13,723
Aviall, Inc.*	570,000	19,386
Continental Airlines, Inc. Class B*	900,000	12,033
Frontier Airlines, Inc.*(b)	2,120,000	23,002
Total		90,992

Auto Components 1.53%
Modine Manufacturing Co.	1,106,700	38,912

Auto Parts: After Market 1.86%
Aftermarket Technology Corp.*	615,000	10,578
Commercial Vehicle Group, Inc.*(b)	1,101,500	22,834
Keystone Automotive Industries, Inc.*	461,700	13,953
Total		47,365

Auto Parts: Original Equipment 0.95%
Tenneco Automotive Inc.*	1,333,200	24,171

Banks: New York City 1.05%
Signature Bank*	892,500	26,766

Banks: Outside New York City 2.71%
Alabama National BanCorp.	67,800	4,454
Cullen/Frost Bankers, Inc.	425,400	20,789
Hancock Holding Co.	140,700	4,629
Provident Bankshares Corp.	507,700	17,338
Seacoast Banking Corp. of Florida	153,600	3,393
Texas Regional Bancshares, Inc. Class A	410,600	12,158
United Community Banks, Inc.	224,100	6,140
Total		68,901

Building: Heating & Plumbing 0.23%
Interline Brands, Inc.*	298,300	5,945

Building: Materials 6.12%
Hughes Supply, Inc.	1,725,000	$54,596
LSI Industries Inc.	833,480	12,785
NCI Building Systems, Inc.*	1,030,140	38,836
Simpson Manufacturing Co., Inc.	1,226,100	45,648
Watsco, Inc.	80,100	3,906
Total		155,771

Chemicals 1.07%
Cabot Corp.	136,300	4,498
Cytec Industries Inc.	288,500	13,733
OM Group, Inc.*	457,000	8,902
Total		27,133

Communications Technology 0.93%
Syniverse Holdings, Inc.*	1,505,500	23,591

Computer Services, Software & Systems 0.11%
Dendrite Int’l., Inc.*	154,500	2,798

Computer Technology 1.10%
UNOVA, Inc.*	961,400	27,890

Construction 0.13%
Granite Construction Inc.	86,400	3,221

Copper 0.25%
Mueller Industries, Inc.	244,840	6,417

Diversified Manufacturing 1.71%
Hexcel Corp.*	2,232,200	43,416

Drug & Grocery Store Chains 1.01%
Casey’s General Stores, Inc.	1,270,000	25,717

Drugs & Pharmaceuticals 0.34%
Priority Healthcare Corp.*	308,100	8,593

Electrical Equipment & Components 2.57%
AMETEK, Inc.	442,500	17,828
Baldor Electric Co.	1,135,000	28,001
Genlyte Group, Inc. (The)*	394,600	19,418
Total		65,247

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Electronics 1.46%
II-VI Inc.*	1,005,700	$17,881
Vishay Intertechnology, Inc.*	1,500,000	19,350
Total		37,231

Electronics: Instruments, Gauges & Meters 0.45%
Itron, Inc.*	248,100	11,480

Electronics: Medical Systems 0.65%
Datascope Corp.	144,400	4,671
HealthTronics, Inc.*	500,000	5,570
Possis Medical, Inc.*	479,700	6,251
Total		16,492

Electronics: Semiconductors/Components 0.18%
Pericom Semiconductor Corp.*	426,900	3,761
SBS Technologies, Inc.*	93,100	899
Total		4,660

Energy Equipment 0.56%
Global Power Equipment Group Inc.*	1,813,700	14,147

Engineering & Contracting Services 2.04%
Dycom Industries, Inc.*	799,100	14,160
Quanta Services, Inc.*	844,400	10,133
URS Corp.*	734,100	27,661
Total		51,954

Financial Miscellaneous 0.50%
Financial Federal Corp.	327,900	12,804

Foods 0.78%
American Italian Pasta Co.	476,300	5,253
John B. Sanfilippo & Son, Inc.*(b)	806,230	14,593
Total		19,846

Forest Products 1.60%
Universal Forest Products, Inc.	748,974	40,767

Healthcare Facilities 0.34%
Capital Senior Living Corp.*	1,046,200	8,579

Hotel/Motel 0.33%
Marcus Corp. (The)	434,400	$8,375

Household Furnishings 1.41%
Ethan Allen Interiors, Inc.	1,110,000	35,764

Identification Control & Filter Devices 0.95%
IDEX Corp.	556,350	24,201

Insurance: Multi-Line 0.55%
Hub Int’l. Ltd.(a)	639,400	14,092

Insurance: Property-Casualty 1.68%
Navigators Group, Inc. (The)*	580,000	21,495
Odyssey Re Holdings Corp.	410,000	10,352
Selective Insurance Group, Inc.	232,500	11,007
Total		42,854

Leisure Time 0.19%
Action Performance Cos., Inc.	388,400	4,917

Machinery: Engines 0.46%
Briggs & Stratton Corp.	314,000	11,587

Machinery: Industrial/Specialty 2.05%
Middleby Corp. (The)*	122,000	8,018
Tennant Co.	193,000	7,322
Woodward Governor Co.	452,728	36,920
Total		52,260

Machinery: Oil Well Equipment & Services 3.43%
Grant Prideco, Inc.*	756,100	27,870
Helmerich & Payne, Inc.	373,300	22,181
Key Energy Services, Inc.*	2,611,300	37,211
Total		87,262

Machinery: Specialty 0.55%
JLG Industries, Inc.	423,400	13,883

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Medical & Dental Instruments & Supplies 2.24%
Invacare Corp.	155,000	$6,448
Molecular Devices Corp.*	617,700	12,885
PSS World Medical, Inc.*	665,000	9,636
West Pharmaceutical Services, Inc.	985,000	27,925
Total		56,894

Metal Fabricating 6.14%
Quanex Corp. (b)	1,697,900	104,438
Shaw Group Inc. (The)*	1,242,100	26,208
Valmont Industries, Inc.	889,300	25,568
Total		156,214

Metals & Minerals Miscellaneous 0.62%
Brush Engineered Materials Inc.*(b)	981,100	15,756

Miscellaneous Materials & Commodities 0.65%
WD-40 Co.	573,950	16,553

Miscellaneous Materials & Processing 1.67%
Metal Management, Inc.	439,800	10,775
Rogers Corp.*	810,380	31,662
Total		42,437

Miscellaneous Producer Durables 0.17%
Blount Int’l., Inc.*	242,700	4,369

Multi-Sector Companies 4.86%
Carlisle Cos. Inc.	768,000	47,478
Trinity Industries, Inc.	2,033,400	76,110
Total		123,588

Offshore Drilling 0.48%
Atwood Oceanics, Inc.*	162,100	12,195

Oil: Crude Producers 1.46%
Cabot Oil & Gas Corp.	206,500	8,919
Grey Wolf, Inc.*	1,958,500	15,335
Range Resources Corp.	371,600	12,943
Total		37,197

Oil: Integrated Domestic 1.49%
KCS Energy Services, Inc.*	1,636,700	$37,840

Pollution Control & Environmental Services 0.02%
TRC Cos., Inc.*	29,600	444

Production Technology Equipment 0.31%
Electro Scientific Industries, Inc.*	350,080	7,765

Publishing: Miscellaneous 0.24%
Courier Corp.	92,821	3,426
Thomas Nelson, Inc.	133,000	2,732
Total		6,158

Railroad Equipment 1.57%
Westinghouse Air Brake Technologies Corp.	1,537,600	39,978

Railroads 1.14%
Genesee & Wyoming Inc. Class A*	992,050	29,037

Real Estate Investment Trusts 2.43%
DiamondRock Hospitality Co.	2,115,000	25,253
Nationwide Health Properties, Inc.	1,560,000	36,473
Total		61,726

Restaurants 0.61%
Bob Evans Farms, Inc.	99,000	2,395
McCormick & Schmick’s Seafood Restaurants, Inc.*(b)	700,000	13,048
Total		15,443

Retail 3.19%
AnnTaylor Stores Corp.*	518,000	13,261
Brookstone, Inc.*	744,100	14,689
Eddie Bauer Holdings Inc.*	794,954	21,384
Pier 1 Imports, Inc.	95,200	1,185
School Specialty, Inc.*	640,000	30,662
Total		81,181

Savings & Loan 0.92%
KNBT Bancorp, Inc.	648,830	10,868
Webster Financial Corp.	275,000	12,628
Total		23,496

See Notes to Schedule of Investments.

3

		Value
Investments	Shares	(000)
Securities Brokerage & Services 0.54%
Raymond James Financial, Inc.	457,100	$13,864

Services: Commercial 0.86%
Hudson Highland Group, Inc.*	865,000	21,746

Shipping 1.76%
Alexander & Baldwin, Inc.	182,500	9,565
GulfMark Offshore, Inc.*	384,000	11,439
Kirby Corp. (The)*	505,300	23,749
Total		44,753

Shoes 0.80%
Kenneth Cole Productions, Inc.	475,000	13,609
Skechers USA, Inc. Class A*	400,000	6,680
Total		20,289

Steel 2.78%
Gibraltar Industries, Inc.	486,900	10,430
Steel Dynamics, Inc.	1,001,500	31,577
Steel Technologies, Inc.(b)	1,224,000	28,654
Total		70,661

Telecommunications Equipment 1.14%
ARRIS Group, Inc.*	900,000	9,441
C-COR, Inc.*(b)	2,600,000	19,474
Total		28,915

Textiles Apparel Manufacturers 1.01%
Warnaco Group, Inc. (The)*	1,027,360	25,684

Transportation Miscellaneous 0.17%
BE Aerospace, Inc.*	279,200	4,428

Truckers 2.06%
Heartland Express, Inc.	1,102,200	21,956
Werner Enterprises, Inc.	1,700,000	30,345
Total		52,301

Utilities: Electrical 1.14%
IDACORP, Inc.	394,100	12,099
Pike Electric Corp.*	943,300	16,791
Total		28,890

Total Common Stocks (cost $1,942,950,778)		2,363,491

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 6.89%

Repurchase Agreement 6.89%
Repurchase Agreement dated 8/31/2005, 2.93% due 9/1/2005 with State Street Bank & Trust Co. collateralized by $48,805,000 of Federal Farm Credit Bank at 3.375% due 7/15/2008 and $50,000,000 of Federal Home Loan Bank at 4.00% due 6/13/2008 and $79,610,000 of Federal Home Loan Mortgage Corp. at 4.25% due 5/23/2008; value: $178,680,488; proceeds: $175,188,449 (cost $175,174,191)	$175,174	175,174

Total Investments in Securities 99.82% (cost $2,118,124,969)		2,538,665
Cash and Other Assets in Excess of Liabilities 0.18%		4,553
Net Assets 100.00%		$2,543,218

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares) See Note 4.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1.          ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company incorporated under Maryland law on April 6, 1992. The Company currently consists of the following four funds: Lord Abbett America’s Value Fund (“America’s Value Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”), Lord Abbett Large-Cap Core Fund (“Large-Cap Core Fund”) and Small-Cap Value Series (“Small-Cap Value Fund”) (collectively, the “Funds”).

America’s Value Fund’s investment objective is to seek current income and capital appreciation.  Growth Opportunities Fund’s investment objective is capital appreciation.  Large-Cap Core Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. Small-Cap Value Fund’s investment objective is long-term capital appreciation.

2.          SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.          FEDERAL TAX INFORMATION

As of  August 31, 2005, the Funds’ aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	America’s Value Fund	Growth Opportunities Fund
Tax cost	$921,885,545	$729,171,268
Gross unrealized gain	88,727,423	128,080,892
Gross unrealized loss	(11,226,285)	(21,388,321)
Net unrealized security gain	$77,501,138	$106,692,571

	Large-Cap Core Fund	Small-Cap Value Fund
Tax cost	$683,645,741	$2,118,588,981
Gross unrealized gain	71,603,548	457,068,530
Gross unrealized loss	(10,761,434)	(36,992,332)
Net unrealized security gain	$60,842,114	$420,076,198

The difference between book-basis and tax-basis unrealized gains is primarily attributable to wash sales and other temporary tax adjustments.

4.          TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the voting securities of the underlying issuer at any point during the fiscal year.  Small-Cap Value Fund had the following transactions during the fiscal year with affiliated issuers:

Affiliated Issuers	Balance of Shares Held at 11/30/2004	Gross Additions		Gross Sales	Balance of Shares Held at 8/31/2005	Value at 8/31/2005	Realized Gain (Loss) Period Ended 8/31/2005	Dividend Income Period Ended 8/31/2005
Brookstone, Inc.*	840,000	280,700		(376,600)	744,100	$14,688,534	$1,748,934	$—
Brush Engineered Materials, Inc.	66,100	933,900		(18,900)	981,100	15,756,466	(54,611)	—
C-COR, Inc.	—	2,600,000		—	2,600,000	19,474,000	—	—
Commercial Vehicle Group, Inc.	660,600	440,900		—	1,101,500	22,834,095	—	—
Curtiss-Wright Corp.*	511,000	206,500		(118,700)	598,800	38,658,528	1,804,225	170,352
Frontier Airlines, Inc.	1,119,800	1,000,200		—	2,120,000	23,002,000	—	—
Itron, Inc.*	—	1,470,000		(1,221,900)	248,100	11,479,587	25,303,825	—
John B. Sanfilippo & Son, Inc.	97,400	709,530		(700)	806,230	14,592,763	(2,094)	—
McCormick & Schmick’s Seafood Restaurants, Inc.	560,900	139,100		—	700,000	13,048,000	—	—
Quanex Corp.	890,000	892,500(a	)	(84,600)	1,697,900	104,437,829	2,306,924	620,528
Steel Technologies, Inc.	590,100	743,700		(109,800)	1,224,000	28,653,840	1,469,499	99,000
Total						$306,625,642	$32,576,702	$889,880

*	No longer an affiliated issuer at August 31, 2005.
(a)	Includes 445,000 shares received in a 3-for-2 stock split.

5.          INVESTMENT RISKS

America’s Value Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.  The values of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks.  Furthermore, the market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.  The values of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.  The Fund may invest up to 20% of its assets in foreign securities which present increased market, liquidity, currency, political and other risks.

Growth Opportunities Fund is subject to the general risks and considerations associated with equity investing. Therefore, the value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market condition is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

Large-Cap Core Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions.  The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Small-Cap Value Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks and small company value stocks may perform differently than the market as a whole and other types of stocks such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small-cap company stocks may be more volatile and less liquid than large-cap company stocks. Also, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect each Fund’s performance.

Item 2:                                  Controls and Procedures.

(a)          Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                                  Exhibits.

(i)                                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lord Abbett Research Fund, Inc.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 24, 2005